Income Tax (Details) - Schedule of major components of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current income tax charge	$ 892,937	$ 343,275	$ 481,730
Deferred income tax
Relating to origination and reversal of temporary differences		(3,272)	19,508
Income tax expense reported in the consolidated statement of comprehensive income	$ 892,937	$ 340,003	$ 501,238